Employees' Stock Incentive Plans and Management Incentive Plans Employees' Stock Incentive Plans and Management Incentive Plans - Compensation Costs Related to Equity Plans (Details) (Stock option and restricted stock units, Selling, general and administrative expenses, USD $)
In Millions, unless otherwise specified
3 Months Ended
	Mar. 29, 2015	Mar. 30, 2014
Stock option and restricted stock units | Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Pre-tax compensation cost	$ 2	$ 2
Tax benefit	1	1
After-tax compensation cost	$ 1	$ 1